Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 236,962	$ 11,291
Less: accumulated depreciation	(37,387)	(6,660)
Total property and equipment, net	199,575	4,631
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	222,724	3,496
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 14,238	$ 7,795